SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reclassification (Details) - USD ($)	12 Months Ended
	Sep. 27, 2019	Sep. 28, 2018	Sep. 29, 2017
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Reclassification of selling, general and administrative	$ (128,100,000)	$ (123,400,000)	$ (102,500,000)
Impairment of intangible assets	$ 4,800,000	3,000,000.0	$ 0
Restatement Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Reclassification of selling, general and administrative		3,000,000.0
Impairment of intangible assets		$ 3,000,000